Share based compensation - Options Narrative (Details) € / shares in Units, € in Thousands		3 Months Ended	9 Months Ended
	May 15, 2020 item shares	Sep. 30, 2020 EUR (€) € / shares	Sep. 30, 2020 EUR (€) € / shares shares	Dec. 31, 2019 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option | shares	1		1
Number of ADS per option | shares			0.5
Options waiting period	4 years		4 years
Options exercise period			2 years
Minimum growth to exercise options (as a percent)	10.00%
Number of quarters for vesting of some options | item	2
Number of trading days			60 days
Number of tranches | item	2
1st tranche, percentage vesting	66.70%
2nd tranche, percentage vesting	33.30%
Period of vesting of first tranche	2 years
Period of vesting of second tranche	3 years
Option forfeiture period	6 months
Par value per share | € / shares		€ 1	€ 1	€ 1
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | €		€ 534	€ 637